SHARE BASED PAYMENTS (Schedule of Stock Option Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.00%	0.10%	0.12%
Expected term	15 days	1 year	3 months 29 days
Volatility	7.19%	63.10%	64.75%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	1.24%	1.07%	1.10%
Expected term	2 years 11 months 5 days	3 years 3 months 26 days	4 years 5 months 1 day
Volatility	126.63%	67.06%	94.43%